Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Touchstone Variable Series Trust
Entity Central Index Key	0000920547
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000193689 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 46,613,516
Holdings Count | Holding	198
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$46,613,516
Total number of portfolio holdings	198
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	63.8%
U.S. Treasury Obligations	16.5%
Corporate Bonds	13.6%
Non-Agency Collateralized Mortgage Obligations	2.8%
Commercial Mortgage-Backed Securities	1.5%
Exchange-Traded Fund	1.0%
U.S. Government Mortgage-Backed Obligations	0.1%
Sovereign Government Obligations	0.1%
Short-Term Investment Funds	1.5%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	54.2%
AA/Aa	12.1%
A/A	14.8%
BBB/Baa	16.3%
BB/Ba	2.6%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000226678 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS SC
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 46,613,516
Holdings Count | Holding	198
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$46,613,516
Total number of portfolio holdings	198
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	63.8%
U.S. Treasury Obligations	16.5%
Corporate Bonds	13.6%
Non-Agency Collateralized Mortgage Obligations	2.8%
Commercial Mortgage-Backed Securities	1.5%
Exchange-Traded Fund	1.0%
U.S. Government Mortgage-Backed Obligations	0.1%
Sovereign Government Obligations	0.1%
Short-Term Investment Funds	1.5%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	54.2%
AA/Aa	12.1%
A/A	14.8%
BBB/Baa	16.3%
BB/Ba	2.6%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000213075 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Bond Fund
Class Name	CLASS SC
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Bond Fund (“Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 47,580,801
Holdings Count | Holding	208
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$47,580,801
Total number of portfolio holdings	208
Portfolio turnover rate	123%

Holdings [Text Block]

Graphical Representation of Holdings

Asset Category (% of Net Assets)

U.S. Treasury Obligations	43.8%
Corporate Bonds	37.2%
Commercial Mortgage-Backed Securities	5.4%
Non-Agency Collateralized Mortgage Obligations	4.6%
Exchange-Traded Fund	2.9%
Asset-Backed Securities	2.0%
U.S. Government Mortgage-Backed Obligations	1.1%
Agency Collateralized Mortgage Obligations	0.4%
Sovereign Government Obligations	0.2%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	48.1%
AA/Aa	15.6%
A/A	14.6%
BBB/Baa	17.4%
BB/Ba	3.0%
B/B	0.3%
CCC	0.6%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193690 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Bond Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Bond Fund (“Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 47,580,801
Holdings Count | Holding	208
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$47,580,801
Total number of portfolio holdings	208
Portfolio turnover rate	123%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
U.S. Treasury Obligations	43.8%
Corporate Bonds	37.2%
Commercial Mortgage-Backed Securities	5.4%
Non-Agency Collateralized Mortgage Obligations	4.6%
Exchange-Traded Fund	2.9%
Asset-Backed Securities	2.0%
U.S. Government Mortgage-Backed Obligations	1.1%
Agency Collateralized Mortgage Obligations	0.4%
Sovereign Government Obligations	0.2%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	48.1%
AA/Aa	15.6%
A/A	14.6%
BBB/Baa	17.4%
BB/Ba	3.0%
B/B	0.3%
CCC	0.6%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193691 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Common Stock Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Common Stock Fund (“Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 198,463,453
Holdings Count | Holding	47
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$198,463,453
Total number of portfolio holdings	47
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	36.5%
Communication Services	17.1%
Financials	13.3%
Health Care	9.1%
Consumer Discretionary	8.8%
Industrials	7.2%
Consumer Staples	3.1%
Energy	2.3%
Real Estate	1.6%
Materials	0.9%
Short-Term Investment Funds	1.2%
Other Assets/Liabilities (Net)	(1.1)%
Total	100.0%

C000213076 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Common Stock Fund
Class Name	CLASS SC
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Common Stock Fund (“Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 198,463,453
Holdings Count | Holding	47
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$198,463,453
Total number of portfolio holdings	47
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	36.5%
Communication Services	17.1%
Financials	13.3%
Health Care	9.1%
Consumer Discretionary	8.8%
Industrials	7.2%
Consumer Staples	3.1%
Energy	2.3%
Real Estate	1.6%
Materials	0.9%
Short-Term Investment Funds	1.2%
Other Assets/Liabilities (Net)	(1.1)%
Total	100.0%

C000193692 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Net Assets	$ 64,408,582
Holdings Count | Holding	74
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$64,408,582
Total number of portfolio holdings	74
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Health Care	21.5%
Industrials	19.9%
Information Technology	17.2%
Consumer Discretionary	15.6%
Financials	11.3%
Energy	5.8%
Real Estate	4.5%
Materials	2.4%
Communication Services	1.6%
Short-Term Investment Funds	3.1%
Other Assets/Liabilities (Net)	(2.9)%
Total	100.0%